Warrants and Share Based Reserves	12 Months Ended
Dec. 31, 2018
Warrants And Share Based Reserves [Abstract]
Warrants and Share Based Reserves
13.	Warrants and Share Based Reserves

The warrant & share-based payment reserve records items are recognized as stock-based compensation expense and other share-based payments until such time that the stock options or warrants are exercised, at which time the corresponding amount will be transferred to share capital. If the options, or warrants expire unexercised, the amount remains in the share-based payment reserve account.